Taxation	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Taxation
11.	Taxation

(a)	Income tax expense
Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)	Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong
Under the current tax laws of Hong Kong, TME Hong Kong is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME Hong Kong is not subject to Hong Kong profits tax.

(iii)	PRC
Under the Corporate Income Tax (“CIT”) Law in the PRC, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%, except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) and enterprise established in certain special economic development zones. Qualified HNTE is eligible for a preferential tax rate of 15%.
During the six months ended June 30, 2025 and 2026, certain subsidiaries of the Group have been recognized as HNTE by relevant government authorities and were eligible for a preferential tax rate of 15%.
Certain subsidiaries of the Group are entitled to other tax concessions, mainly including the preferential tax rate of 15%
applicable to some subsidiaries located in certain areas of PRC upon fulfillment of certain requirements of the respective local government.
Furthermore, certain subsidiaries of the Group are subject to other preferential tax treatment for certain reduced tax rates ranging from 5% to 9%.

(iv)	Withholding tax
Under the current CIT Law, dividends for earnings derived from January 1, 2008 and onwards paid by PRC entities to any of their foreign non-resident
enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Under the tax arrangement between the PRC and Hong Kong, the reduced withholding tax rate for dividends paid by PRC entities is 5% provided the Hong Kong investors meet the requirements as stipulated by relevant PRC tax regulations, such as the beneficiary owner test.

(v)	OECD Pillar Two model rules
The OECD published Pillar Two model rules in December 2021, with the effect that a jurisdiction may enact domestic tax laws (“Pillar Two legislation”) to implement the Pillar Two model rules on a globally agreed common approach. A Pillar Two legislation applies to a member of a multinational group within the scope of the Pillar Two model rules (i.e., a multinational Group that has annual revenue of EUR 750 million or more in the Consolidated Financial Statements of the Ultimate Parent Entity in at least two of the four Fiscal Years immediately preceding the tested Fiscal Year), which the Group’s ultimate holding company Tencent is reasonably expected to fall into. As a partially owned parent entity (“POPE”) of Tencent, it imposes a top-up
tax on Group’s profits arising in a jurisdiction whenever the effective tax rate determined by the Pillar Two model rules on a jurisdictional basis is below a minimum rate of 15%.

As at June 30, 2026, the Group mainly operated in Chinese Mainland and Hong Kong. Pillar Two legislation has been effective in Hong Kong since January 1, 2025 and the current tax exposure for the six months ended June 30, 2026 is immaterial. While Pillar Two legislation is not yet enacted or substantively enacted in Chinese Mainland as at June 30, 2026, it is estimated that the Group’s income tax would not be materially different had such legislation been in effect for the six months ended June 30, 2026. The Group will continue assessing the Pillar Two tax exposure and the impacts on its consolidated financial statements accordingly. Regarding deferred income tax accounting, the Group has applied the exception to recognizing and disclosing deferred income tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.
The income tax expense of the Group is analyzed as follows:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
Current income tax	718	927
Deferred income tax	243	44

Total income tax expense	961	971